Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Deferred income taxes	$ 121,000	$ 455,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,600,000
Tax-related interest income	21,000	$ 523,000	$ 0
Capital Loss Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	97,000
General Business Tax Credit Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	0
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforward	449,000,000
Foreign
Income Tax Disclosure [Line Items]
Operating loss carryforward	28,500,000
State
Income Tax Disclosure [Line Items]
Operating loss carryforward	197,600,000
Southwest Gas Corporation
Income Tax Disclosure [Line Items]
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 2,400,000